Loans payable	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Loans payable
14.	Loans payable

On June 26, 2017, SGMD entered a straight promissory note with a company (whose major shareholder is the former director of the Company) for borrowing $150,820 with maturity date on March 31, 2018; the note bears an interest rate of 12%, commencing on October 31, 2017, and on the last day of each moth thereafter until the notes is paid in full, the Company shall make an interest payment. As of October 2017, they are no long a related party. As of June 30, 2018, the outstanding balance under this note was $150,820. As of March 31, 2019, the note has been fully settled into 1,508,200 shares of the Company’s common stock.

During the year ended June 30, 2017, the Company entered a series of short-term loan agreements with Greater Asia Technology Limited (Greater Asia) for borrowing $375,000, with interest rate at 40% - 50% of the principal balance. As of March 31, 2019 and June 30, 2018, the outstanding balance with Greater Asia loans were $163,924 and $140,125, respectively. As of March 31, 2019, the note was in default.

On July 1, 2016, the Company entered into a repayment agreement with its employee for $20,280 at no interest. As of March 31, 2019 and June 30, 2018, the Company has an outstanding balance of $4,084 and $4,285.

On January 30, 2018, the Company entered a straight promissory note with an individual with one or more on demand loan with maturity date on January 30, 2019 and no interest shall be charged to the Company. As of March 31, 2019, the outstanding balance under this note was $22,747.

As of March 31, 2019 and June 30, 2018, the Company had an outstanding loan balance of $190,755 and $329,029, respectively.

15.	Loans payable

On October 1, 2017, the company entered a straight promissory note with Greater Asia Technology Limited (Greater Asia) for borrowing $100,000 with maturity date on June 30, 2018; the note bears an interest rate of 33.33%. As of June 30, 2018, the note was in default and the outstanding balance under this note was $79,524.

On January 25, 2017, SWC entered into an agreement with a lending company for $100,000 for its working capital needs. As of June 30, 2018 and 2017, the Company has an outstanding balance of $0 and $10,036, respectively.

During the year ended June 30, 2017, the Company entered a series of short-term loan agreements with Greater Asia Technology Limited (Greater Asia) for borrowing $375,000, with interest rate at 40% - 50% of the principal balance. As of June 30, 2018 and 2017, the outstanding balance with Greater Asia loans were $84,400 and $140,125, respectively. As of June 30, 2018. the note was in default.

On July 1, 2016, the Company entered into a repayment agreement with its employee for $20,280 at no interest. As of June 30, 2018 and 2017, the Company has an outstanding balance of $4,285 and $6,285.

On January 6, 2015, the Company entered into repayment agreement with its former employee for a loan of $9,500 at no interest. As of June 30, 2018 and 2017, the Company has an outstanding balance of $0 and $4,076, respectively.

On July 2, 2015, the Company entered into a repayment agreement with an individual for $22,583 at no interest. As of June 30, 2018 and 2017, the Company has an outstanding balance of $0 and $13,936, respectively.

On March 5, 2013, the Company entered an equipment loan agreement with Toyota financial services with maturity date of April 4, 2018. As of June 30, 2018 and 2017, the balance under this loan were $0 and $4,308, respectively.

On July 1, 2012, CarryOutSupplies entered an equipment loan agreement with a bank with maturity on June 1, 2017. The monthly payment is $255. As of June 30, 2018 and 2017, the outstanding balance under this loan were $0 and $261, respectively.

As of June 30, 2018 and 2017, the Company had an outstanding loan balance of $329,029 and $1,599, respectively from one (1) vendor of the Company.